--------------------------
         UNITED STATES                               OMB APPROVAL
SECURITIES AND EXCHANGE COMMISSION                   --------------------------
    Washington, D.C.  20549                          OMB Number:      3235-0456
                                                     Expires:    June 30,2009
          FORM 24F-2                                 Estimated average burden
Annual Notice of  Securities Sold                    hours per response......2
   Pursuant to Rule 24f-2                            --------------------------

 Read instructions at end of Form before preparing Form. Please print or type.

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1. Name and address of issuer:

                        HSBC ADVISOR FUNDS TRUST
                        3435 STELZER ROAD
                        COLUMBUS, OHIO 43219

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 2. The name of each series or class of funds for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):
                                       [X]

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3. Investment Company Act File Number:     811-07583

   Securities Act File Number:             333-02205

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4(a). Last day of the fiscal year for which this notice is filed:

                        October 31, 2006

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4(b). [x] Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year).
      (See Instruction A.2)

Note: If the form is being filed late, Interest must be paid on the registration fee due.

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4(c). [ ] Check box if this is the last time the issuer will be filing this
      Form.

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





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5. Calculation of registration fee:

        (i)    Aggregate sale price of securities
               sold during the fiscal
               year pursuant to section 24(f):                     $109,017,732
                                                                  -------------
        (ii)   Aggregate price of securities
               redeemed or repurchased during the
               fiscal year:                         $90,649,661
                                                   -------------

        (iii)  Aggregate price of securities
               redeemed or repurchased during any
               prior fiscal year ending no earlier
               than October 11, 1995 that were not
               previously used to reduce
               registration fees payable
               to the Commission.                   $427,266,812
                                                   -------------

        (iv)   Total available redemption credits
               [Add items 5(ii) and 5(iii)]:                       $517,916,473
                                                                  -------------

        (v)    Net Sales - If item 5(i) is greater
               than item 5(iv)
               [subtract Item 5(iv)
               from Item 5(i) ]                                   ($408,898,741)
                                                                  -------------

        (vi)   Redemption credits available for
               use in future years - if              408,898,741
               Item 5(i) is less than Item 5 (iv)  -------------
               [subtract Item 5(iv)
               from Item 5(i)]:

        (vii)  Multiplier for determining
               registration fee
              (See Instruction C.9):                                   0.000107
                                                                  -------------


        (viii) Registration fee due [multiply
               Item 5(v) by Item 5(vii):                           =      $0.00
               (enter 0 if no fee is due):                        --------------

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6.    Prepaid shares

        If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before [effective date of recession of rule 24e-2], then report the amount of securities (number of shares or other units) deducted here: __________. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: __________.


7.    Interest due.-- if this Form is being filed more
      than 90 days after the end of the issuers fiscal year
      (see Instruction D):
                                                                          $0.00
                                                                 ---------------

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8.    Total of amount of the registration fee due
      plus any interest due [ Line 5(viii)
      plus line 7].
                                                                          $0.00
                                                                 ---------------

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


9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

                _____________________

       Method of Delivery:
                          [X]  Wire Transfer
                          [ ]  Mail or other means

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                                   SIGNATURES

      This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


      By (Signature and Title)*           /s/ Troy Sheets
                                          -------------------------------------

                                          Troy Sheets,  Treasurer
                                          -------------------------------------

      Date  2/7/2007
            ------------------------

      * Please print the name and title of the signing officer below the signature.

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